Intangible assets, net	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net

8 Intangible assets, net

Intangible assets, net as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	US$	US$

Software	-	22,778,055
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	12,896,994	35,675,049
Less: accumulated amortization	(9,510,877)	(26,483,336)
Intangible assets, net	3,386,117	9,191,713

Software mainly represent assets held by TNGA and GEA. The entities has been deconsolidated during the year 2024 and related assets were derecognised.

Amortization expenses of US$956,956 and US$1,614,741 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2024.

Amortization expenses of US$1,587,906 and US$1,612,937 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2023.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8	Intangible assets, net (Continued)

As of December 31, 2024, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2025	1,540,557
2026	1,540,557
2027	305,003
2028	-
Thereafter	-
Total	3,386,117

Seamless Group Inc [Member]
Intangible assets, net

8 Intangible assets, net

Intangible assets, net as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
	US$	US$

Software	22,778,055	20,546,739
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	35,675,049	33,443,733
Less: accumulated amortization	(26,483,336)	(23,593,955)
Intangible assets, net	9,191,713	9,849,778

Amortization expenses of US$1,587,906 and US$1,612,937 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2023.

Amortization expenses of US$1,984,831 and US$1,540,557 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2022.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8	Intangible assets, net (Continued)

As of December 31, 2023, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2024	2,948,062
2025	2,779,867
2026	2,343,051
2027	815,240
2028	305,493
Thereafter	-
Total	9,191,713